Cover	Nov. 20, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 20, 2020
Entity File Number	001-39153
Entity Registrant Name	Healthcare Trust, Inc.
Entity Central Index Key	0001561032
Entity Tax Identification Number	38-3888962
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	650 Fifth Avenue
Entity Address, Address Line Two	30th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	415-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	7.375% Series A Cumulative Redeemable Perpetual Preferred Stock, $0.01 par value per share
Trading Symbol	HTIA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false